Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Taxes
Schedule of components of income (loss) before income taxes

	Year Ended December 31,
	2017	2016	2015
Domestic	$65,023	$(8,558)	$21,791
Foreign	3,073	1,191	217
Income (loss) before income taxes	$68,096	$(7,367)	$22,008

Schedule of provision for income taxes

Three Months Ended March 31,
2018
Current:
Federal	$211
State	240
Foreign	238
Total current income taxes	689
Deferred:
Federal	762
State	128
Foreign	73
Total deferred income taxes	963
Total provision for income taxes	$1,652

	Year Ended December 31,
	2017	2016	2015
Current:
Federal	$—	$—	$—
State	594	229	474
Foreign	735	448	246
Total current income taxes	1,329	677	720
Deferred—foreign	220	132	64
Total provision for income taxes	$1,549	$809	$784

Schedule of effective income tax rate reconciliation

Three Months Ended March 31,
2018
Income taxes at 21% statutory tax rate	$5,893
Net difference resulting from:
Profit of Cactus LLC Pre-IPO not subject to U.S. federal tax	(2,808)
Profit of non-controlling interest not subject to U.S. federal tax	(1,926)
Foreign earnings subject to different tax rates	50
State income taxes	318
Foreign withholding taxes	73
Change in valuation allowance	(20)
Other	72
Total provision for income taxes	$1,652

	Year Ended December 31,
	2017	2016	2015
Income taxes at 35% statutory tax rate	$23,834	$(2,578)	$7,703
Net difference resulting from:
Profit and loss of Cactus LLC not subject to U.S. federal tax	(22,758)	2,990	(7,627)
Foreign earnings subject to different tax rates	(302)	(122)	(50)
State income taxes	594	229	474
Foreign withholding taxes	220	132	64
Change in valuation allowance	(39)	158	220
Total provision for income taxes	$1,549	$809	$784

Schedule of components of deferred tax assets and liabilities

	December 31,
	2017	2016
Foreign withholding taxes	$416	$196
Foreign loss carryforwards	(489)	(528)
Valuation allowance	489	528
Total deferred tax liability, net	$416	$196